Segmented Information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Segmented Information
23.	SEGMENTED INFORMATION

Year ended December 31, 2020
	Revenue	Operating expenses	Depreciation and depletion	Exploration expenses	Other expenses	Income (loss) from operations
Mesquite	$245,931	$(126,334)	$(19,655)	$-	$-	$99,942
Aurizona	229,644	(92,398)	(41,991)	(5,109)	-	90,146
Los Filos	105,872	(80,587)	(13,264)	(216)	(59,876)	(48,071)
RDM	106,635	(48,582)	(20,601)	-	(937)	36,515
Other operating mines (1)	154,425	(74,360)	(36,121)	(6,515)	(1,969)	35,460
Development projects (2)	-	-	-	-	(2,213)	(2,213)
Corporate and other	-	-	-	-	(40,392)	(40,392)
	$842,507	$(422,261)	$(131,632)	$(11,840)	$(105,387)	$171,387

(1)	Includes Fazenda and Pilar, which were both acquired on March 10, 2020, and Castle Mountain.
(2)
Includes Santa Luz, which was acquired on March 10, 2020. Castle Mountain was transferred out of
Development projects
to
Other operating mines
on achievement of commercial production on November 21, 2020.

Year ended December 31, 2019
	Revenue	Operating expenses	Depreciation and depletion	Exploration expenses	Other expenses	Income (loss) from operations
Mesquite	$178,175	$(108,573)	$(16,764)	$-	$-	$52,838
Aurizona	103,522	(50,625)	(21,881)	(2,028)	-	28,988
Development projects (2)	-	-	-	(6,726)	(1,115)	(7,841)
Corporate and other (3)	-	-	-	-	(18,861)	(18,861)
	$281,697	$(159,198)	$(38,645)	$(8,754)	$(19,976)	$55,124

(1)	Includes Fazenda and Pilar, which were both on acquired March 10, 2020
(2)	Includes Castle Mountain and Santa Luz, which was acquired on March 10, 2020.
(3)	Includes Gold Mountain, which was divested in May 2019, and Solaris, which was deconsolidated effective June 30, 2019.
Information about the carrying amount of the Company’s assets and liabilities by operating segment at December 31 is detailed below:

	Total assets		Total liabilities
	2020	2019	2020	2019 (1)
Los Filos	$1,066,378	$-	$(271,712)	$-
Aurizona	338,792	380,641	(49,261)	(55,625)
Mesquite	262,758	247,797	(36,032)	(38,190)
RDM	144,025	-	(42,146)	-
Other operating mines	447,104	-	(97,320)	-
Development projects (2)	209,215	158,127	(10,605)	(11,231)
Corporate and other	203,559	52,785	(717,800)	(331,245)
	$2,671,831	$839,350	$(1,224,876)	$(436,291)

(1)	Total liabilities balances as at December 31, 2019 for Mesquite and Corporate and other have been reclassified to conform with the current period presentation.
(2)
Includes Santa Luz, which was acquired on March 10, 2020. Castle Mountain was transferred out of
Development projects
to
Other operating mines
on achievement of commercial production on November 21, 2020.

Information about the Company’s
non-current
assets and revenue by jurisdiction is detailed below:

	December 31, 2020	December 31, 2019
Mexico	$919,464	$-
Brazil	686,804	310,241
United States	391,525	347,784
Canada	28,014	32,669
Total non-current assets	$2,025,807	$690,694
Revenue is attributed to regions based on the source location of the product sold.

	December 31, 2020	December 31, 2019
Brazil	$484,469	$103,522
United States	252,166	178,175
Mexico	105,872	-
Total revenue	$842,507	$281,697
The Company sells its metals through the corporate office to major metal exchange markets, major financial institutions and to
s
melters. Given the nature of the Company’s products there are always willing market participants ready to purchase the Company’s products at prevailing market prices.
The following table presents sales to individual customers that exceeded 10% of annual metal sales for the year ended December 31, 2020 and 2019.

	2020	2019
Customer (1)
1	$354,981	$-
2	259,371	-
3	131,439	-
4	87,551	280,413
Total sales to customers exceeding 10% of annual metal sales	$833,342	$280,413
Percentage of total metal sales	98.3%	99.5%

(1)	A balance is only included for a customer in each year where total sales exceeded 10% of annual metal sales in the period.